Jun. 12, 2017
Putnam Dynamic Asset Allocation Conservative Fund
Jan. 30, 2017

Prospectus Supplement	May 26, 2017

George Putnam Balanced Fund	Putnam Global Equity Fund
Prospectus dated 11/30/16	Prospectus dated 2/28/17

Putnam Absolute Return 300 Fund	Putnam Global Health Care Fund
Prospectus dated 2/28/17	Prospectus dated 12/30/16

Putnam Absolute Return 500 Fund	Putnam Global Income Trust
Prospectus dated 2/28/17	Prospectus dated 2/28/17

Putnam Absolute Return 700 Fund	Putnam Global Technology Fund
Prospectus dated 2/28/17	Prospectus dated 12/30/16

Putnam Capital Spectrum Fund	Putnam Growth Opportunities Fund
Prospectus dated 8/30/16	Prospectus dated 11/30/16

Putnam Convertible Securities Fund	Putnam High Yield Fund
Prospectus dated 2/28/17	(formerly known as Putnam
High Yield Advantage Fund)
Putnam Diversified Income Trust	Prospectus dated 3/30/17
Prospectus dated 1/30/17
Putnam Income Fund
Putnam Dynamic Asset Allocation	Prospectus dated 2/28/17
Balanced Fund
Prospectus dated 1/30/17	Putnam International Equity Fund
Prospectus dated 10/30/16
Putnam Dynamic Asset Allocation
Conservative Fund	Putnam Investors Fund
Prospectus dated 1/30/17	Prospectus dated 11/30/16

Putnam Dynamic Asset Allocation	Putnam Multi-Cap Core Fund
Growth Fund	Prospectus dated 8/30/16
Prospectus dated 1/30/17
Putnam Multi-Cap Growth Fund
Putnam Equity Income Fund	Prospectus dated 10/30/16
Prospectus dated 3/30/17
Putnam Multi-Cap Value Fund
Putnam Equity Spectrum Fund	Prospectus dated 8/30/16
Prospectus dated 8/30/16
Putnam Small Cap Value Fund
Putnam Floating Rate Income Fund	Prospectus dated 6/30/16
Prospectus dated 6/30/16
Putnam U.S. Government Income Trust
Prospectus dated 1/30/17

Effective June 9, 2017, Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform, and are not available to investors who hold accounts directly on the books of the fund.

306865 5/17